Related party disclosures - Options and share rights holdings (Details)	Sep. 30, 2018 AUD ($) EquityInstruments
Brian Hartzer
Options and share rights holdings
Number of Share Rights	767,080
Lyn Cobley
Options and share rights holdings
Number of Share Rights	261,846
Brad Cooper
Options and share rights holdings
Number of Share Rights	329,216
David Curran
Options and share rights holdings
Number of Share Rights	288,436
George Frazis
Options and share rights holdings
Number of Share Rights	300,880
Peter King
Options and share rights holdings
Number of Share Rights	314,259
David Lees
Options and share rights holdings
Number of Share Rights	31,402
Number of Options	25,562
Exercise Price of Options | $	$ 23.40
Rebecca Lim
Options and share rights holdings
Number of Share Rights	144,092
David Linberg
Options and share rights holdings
Number of Share Rights	254,369
Carolyn McCann
Options and share rights holdings
Number of Share Rights	42,816
David McLean
Options and share rights holdings
Number of Share Rights	295,136
Christine Parker
Options and share rights holdings
Number of Share Rights	240,311
Gary Thursby
Options and share rights holdings
Number of Share Rights	154,553
Alexandra Holcomb
Options and share rights holdings
Number of Share Rights	292,576